CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 45,067	$ 548	₨ 23,568	₨ 17,238
Items that will not be reclassified to the consolidated income statement:
Changes in the fair value of financial instruments	(718)	(9)	(3,534)	4,242
Actuarial (losses)/gains on post-employment benefit obligations	57	1	(34)	(216)
Tax impact on above items	(69)	(1)	305	(220)
Total of items that will not be reclassified to the consolidated income statement	(730)	(9)	(3,263)	3,806
Items that will be reclassified subsequently to the consolidated income statement:
Changes in fair value of financial instruments	(6)	0	0	7
Foreign currency translation adjustments	946	12	(214)	706
Effective portion of changes in fair value of cash flow hedges	(905)	(11)	882	1,123
Tax impact on above items	306	4	(288)	(319)
Total of items that will be reclassified subsequently to the consolidated income statement	341	4	380	1,517
Other comprehensive (loss)/income for the year, net of tax	(389)	(5)	(2,883)	5,323
Total comprehensive income for the year	₨ 44,678	$ 544	₨ 20,685	₨ 22,561